LOANS AND ADVANCES	12 Months Ended
Dec. 31, 2024
LOANS AND ADVANCES
LOANS AND ADVANCES

6.   LOANS AND ADVANCES

	As of December 31,
	2023	2024

	(HK$ in thousands)
Margin loans	30,621,456	47,833,365
Other advances (1)	1,971,848	1,966,383
Subtotal	32,593,304	49,799,748
Less: Allowance for credit losses (2)	(45,949)	(85,252)
Total	32,547,355	49,714,496
(1)	Stock-pledged loans are included in other advance as of December 31, 2023 and 2024 with a gross amount of HK$1,912,570 thousand and HK$1,907,250 thousand, respectively.
(2)	The allowance for credit losses was HK$45,949 thousand and HK$85,252 thousand as of December 31, 2023 and 2024, of which HK$5,000 thousand and nil relate to stock-pledged loans, respectively.